                                         U.S. Treasury Series 5
                                              File No. 33-27906
                            Investment Company Act No. 811-3718


              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                POST-EFFECTIVE AMENDMENT NO. 3
                          TO FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

     A.   Exact name of Trust:

          DEAN WITTER SELECT GOVERNMENT TRUST
          U.S. TREASURY SERIES 5

     B.   Name of Depositor:

          DEAN WITTER REYNOLDS INC.

     C. Complete address of Depositor's principal executive office:

          DEAN WITTER REYNOLDS INC.
          Two World Trade Center
          New York, New York  10048

     D.   Name and complete address of agent for service:

          Mr. Michael D. Browne
          Dean Witter Reynolds Inc.
          Unit Trust Department
          Two World Trade Center, 59th Floor
          New York, New York  10048

          Copy to:

          Kenneth W. Orce, Esq.
          Cahill Gordon & Reindel
          80 Pine Street
          New York, New York  10005

          The Registrant has registered an indefinite number of Units of Beneficial Interest pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended. On February 27, 1995, the Registrant filed the Rule 24f-2 Notice for its most recent fiscal year.

            Check box if it is proposed that this filing should
      /x/ become effective immediately upon filing pursuant to paragraph(b) of Rule 485.

                    DEAN WITTER SELECT GOVERNMENT TRUST
                          U.S. TREASURY SERIES 5

                           Cross Reference Sheet

                  Pursuant to Rule 404(c) of Regulation C
                     under the Securities Act of 1933

               (Form N-8B-2 Items required by Instruction 1
                       as to Prospectus on Form S-6)



Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus


      I.  Organization and General Information

1.    a.    Name of Trust                    ) Front Cover
      b.    Title of securities issued       )

2.    Name and address of Depositor          ) Table of Contents

3.    Name and address of Trustee            ) Table of Contents

4.    Name and address of principal          ) Table of Contents
      Underwriter                            )

5.    Organization of Trust                  ) Introduction

6.    Execution and termination of           ) Introduction; Admini-
      Trust Agreement                        ) stration of the Trust
                                             ) -- Termination

7.    Changes of name                        ) <F30>

8.    Fiscal Year                            ) Included in Form N-8B-2

9.    Litigation                             ) <F30>

      II.  General Description of the Trust
           and Securities of the Trust

10.   General Information regarding          )
      Trust's Securities and Rights          )
      of Holders                             )

      a.    Type of Securities               ) Rights of Unit Holders
____________________

<F30>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

            (Registered or Bearer)           ) -- Unit Holders

      b.    Type of Securities               ) Administration of the
            (Cumulative or                   ) Trust-Distribution
            Distributive)                    ) from the Interest,
                                             ) Principal and Capital
                                             ) Gains Accounts

      c.    Rights of Holders as to          ) Rights of Unit Holders --
            Withdrawal or Redemption         ) Unit Holders; Redemption;
                                             ) Public Offering of Units-
                                             ) Secondary Market;
                                             ) Exchange Option

      d.    Rights of Holders as to          ) Public Offering of Units-
            conversion, transfer, etc.       ) Secondary Market;
                                             ) Exchange Option;
                                             ) Redemption; Rights of
                                             ) Unit Holders-Unit Holders

      e.    Lapses or defaults with          ) <F30>
            respect to periodic payment )
            plan certificates                )

      f.    Voting rights as to              ) Rights of Unit Holders-
            Securities under the             ) Certain Limitations;
            Indenture                        ) Administration of the
                                             ) Trust -- Amendment; --
                                             ) Termination

      g.    Notice to Holders as to          )
            change in:                       )

            1.    Assets of Trust            ) Administration of the
                                             ) Trust-Portfolio
                                             ) Supervision; The
                                             ) Trust-Summary Description
                                             ) of the Portfolio

            2.    Terms and Conditions       ) Administration of the
                  of Trust's Securities      ) Trust -- Amendment

            3.    Provisions of Trust        ) Administration of the
                                             ) Trust -- Amendment

            4.    Identity of Depositor      ) Resignation, Removal and
____________________

<F30>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

                  and Trustee                ) Liability -- Regarding
                                             ) the Trustee;
                                             ) -- Regarding the Sponsor

      h.    Security Holders consent         )
            required to change:              )

            1.    Composition of assets      ) Administration of the
                  of Trust                   ) Trust -- Amendment

            2.    Terms and conditions       ) Administration of the
                  of Trust's Securities      ) Trust -- Amendment

            3.    Provisions of              ) Administration of the
                  Indenture                  ) Trust -- Amendment

            4.    Identity of Depositor      ) <F30>
                  and Trustee                )

11.   Type of securities comprising          ) The Trust-Summary
      units                                  ) Description of the
                                             ) Portfolio; Objectives and
                                             ) Securities Selection;
                                             ) -- Special Considerations

12.   Type of securities comprising          ) <F30>
      periodic payment certificates          )

13.   a.    Load, fees, expenses, etc.       ) Public Offering of Units-
                                             ) Public Offering
                                             ) Price;-Volume Discount;
                                             ) Exchange Option; Expenses
                                             ) and Charges

      b.    Certain information              ) <F30>
            regarding periodic payment       )
            certificates                     )

      c.    Certain percentages              ) Public Offering of Units-
                                             ) Public Offering Price;
                                             ) -Profit of Sponsor;
                                             ) -Volume Discount;
                                             ) Exchange Option

      d.    Certain other fees, etc.         ) Rights of Unit Holders -
            payable by holders               ) Unit Holders
____________________

<F30>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

      e.    Certain profits receivable       ) Public Offering of Units
            by depositor, principal          ) -- Profit of Sponsor
            underwriters, trustee or         )
            affiliated persons               )

      f.    Ratio of annual charges          ) <F30>
            to income                        )

14.   Issuance of trust's securities         ) Introduction

15.   Receipt and handling of                ) Public Offering of Units-
      payments from purchasers               ) Profit of Sponsor

16.   Acquisition and disposition            ) Introduction; Admini-
      of underlying securities               ) stration of the Trust --
                                             ) Portfolio Supervision;
                                             ) The Trust -- Objectives
                                             ) and Securities Selection;
                                             ) -- Summary Description of
                                             ) the Portfolio

17.   Withdrawal or redemption               ) Redemption; Public Offer-
                                             ) ing of Units-Secondary
                                             ) Market; Exchange Option;
                                             ) Rights of Unit Holders

18.   a.    Receipt and disposition          ) Administration of the
            of income                        ) Trust

      b.    Reinvestment of                  ) Reinvestment Programs
            distributions                    )

      c.    Reserves or special fund         ) Administration of the
                                             ) Trust-Distributions from
                                             ) the Interest, Principal
                                             ) and Capital Gains
                                             ) Accounts

      d.    Schedule of distribution         ) <F30>

19.   Records, accounts and report           ) Administration of the
                                             ) Trust; Resignation,
                                             ) Removal and Liability

20.   Certain miscellaneous                  ) Administration of the
      provisions of the trust                ) Trust -- Amendment;
____________________

<F30>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

      agreement                              ) -- Termination;
                                             ) Resignation, Removal and
                                             ) Liability -- Regarding
                                             ) the Trustee; -- Regarding
                                             ) the Sponsor

21.   Loans to security holders              ) <F30>

22.   Limitations on liability               ) Resignation, Removal and
                                             ) Liability

23.   Bonding arrangements                   ) Included on Form N-8B-2

24.   Other material provisions of           ) <F30>
      trust agreement                        )

      III.  Organization Personnel and
             Affiliated Persons of Depositor

25.   Organization of Depositor              ) Miscellaneous -- Sponsor

26.   Fees received by Depositor             ) Public Offering of Units-
                                             ) Profit of Sponsor

27.   Business of Depositor                  ) Miscellaneous -- Sponsor;
                                             ) and included in Form
                                             )  N-8B-2

28.   Certain information as to              ) <F30>
      officials and affiliated               )
      persons of Depositor                   )

29.   Voting securities of Depositor         ) Included in Form N-8B-2

30.   Persons controlling Depositor          ) <F30>

31.   Payments by Depositor for              ) <F30>
      certain other services                 )

32.   Payments by Depositor for              ) <F30>
      certain other services                 )
      rendered to trust                      )

33.   Remuneration of employees of           ) <F30>
      Depositor for certain services         )
      rendered to trust                      )
____________________

<F30>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

34.   Remuneration of other                  ) <F30>
      persons for certain services           )
      rendered to trust                      )

      IV.  Distribution and Redemption of Securities

35.   Distribution of trust's                ) Public Offering of Units-
      securities by states                   ) Public Distribution

36.   Suspension of sales of                 ) <F30>
      trust's securities                     )

37.   Revocation of authority to             ) <F30>
      distribute                             )

38.   a.    Method of distribution           ) Public Offering of Units
      b.    Underwriting agreements          )
      c.    Selling agreements               )

39.   a.    Organization of principal        ) Miscellaneous -- Sponsor
            underwriter                      )
      b.    N.A.S.D. membership of           )
            principal underwriter            )

40.   Certain fees received by               ) Public Offering of Units-
      principal underwriter                  ) Profit of Sponsor

41.   a.    Business of principal            ) Miscellaneous -- Sponsor
            underwriter                      )

      b.    Branch officers of principal)       <F30>
            underwriter                      )

      c.    Salesman of principal            ) <F30>
            underwriter                      )

42.   Ownership of trust's securities        ) <F30>
      by certain persons                     )

43.   Certain brokerage commissions          ) <F30>
      received by principal underwriter)

44.   a.    Method of valuation              ) Public Offering of Units
                                             ) -- Public Offering Price;
                                             ) -- Secondary Market

____________________

<F30>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

      b.    Schedule as to offering          ) <F30>
            price                            )

      c.    Variation in offering            ) Public Offering of Units-
            price to certain persons         ) -Volume Discount;
                                             ) Exchange Option

45.   Suspension of redemption rights        ) <F30>

46.   a.    Redemption valuation             ) Public Offering of Units-
                                             ) Secondary Market;
                                             ) Redemption -- Right of
                                             ) Redemption; --
                                             ) Computation of Redemption
                                             ) Value

      b.    Schedule as to redemption        ) <F30>
            price                            )

47.   Maintenance of position in             ) See items 10(d), 44 and
      underlying securities                  ) 46

      V.  Information concerning the Trustee or Custodian


48.   Organization and regulation            ) Miscellaneous -- Trustee
      of Trustee                             )

49.   Fees and expenses of Trustee           ) The Trust -- Estimated
                                             ) Annual Income and Current
                                             ) Return; Expenses and
                                             ) Charges

50.   Trustee's lien                         ) Expenses and Charges

      VI.  Information concerning Insurance
            of Holders of Securities

51.   a.    Name and address of              ) <F30>
            Insurance Company                )

      b.    Type of policies                 ) <F30>

      c.    Type of risks insured and        ) <F30>
            excluded                         )

____________________

<F30>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

      d.    Coverage of policies             ) <F30>

      e.    Beneficiaries of policies        ) <F30>

      f.    Terms and manner of              ) <F30>
            cancellation                     )

      g.    Method of determining            ) <F30>
            premiums                         )

      h.    Amount of aggregate              ) <F30>
            premiums paid                    )

      i.    Who receives any part of         ) <F30>
            premiums                         )

      j.    Other material provisions        ) <F30>
            of the Trust relating to         )
            insurance                        )

      VII.  Policy of Registrant

52.   a.    Method of selecting and          ) Administration of the
            eliminating securities           ) Trust -- Portfolio
            from the Trust                   ) Supervision; The Trust --
                                             ) Objectives and Securities
                                             ) Selection; -- Summary
                                             ) Description of the
                                             ) Portfolio

      b.    Elimination of securities        ) <F30>
            from the Trust                   )

      c.    Policy of Trust regarding        ) Administration of the
            substitution and                 ) Trust -- Portfolio
            elimination of securities        ) Supervision; The Trust --
                                             ) Objectives and Securities
                                             ) Selection; -- Summary
                                             ) Description of the
                                             ) Portfolio

      d.    Description of any               ) Administration of the
            fundamental policy of the        ) Trust -- Portfolio
            Trust                            ) Supervision; The Trust --
                                             ) Objectives and Securities
                                             ) Selection; -- Summary
____________________

<F30>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

                                             ) Description of the
                                             ) Portfolio

53.   a.    Taxable status of the            ) Federal Taxation
            Trust                            )

      b.    Qualification of the             ) <F30>
            Trust as regulated               )
            investment company               )

      VIII.  Financial and Statistical Information

54.   Information regarding the              ) <F30>
      Trust's past ten fiscal years          )

55.   Certain information regarding          ) <F30>
      periodic payment plan                  )
      certificates                           )

56.   Certain information regarding          ) <F30>
      periodic payment plan                  )
      certificates                           )

57.   Certain information regarding          ) <F30>
      periodic payment plan                  )
      certificates                           )

58.   Certain information regarding          ) <F30>
      periodic payment plan                  )
      certificates                           )

59.   Financial statements                   ) Statement of Financial
      (Instruction 1(c) to Form S-6)         ) Condition; Statement of
                                             ) Operations; Statement of
                                             ) Changes in Net Assets



____________________

<F30>   Not applicable, answer negative or not required.

                       ATTENTION FOREIGN INVESTORS:
YOUR INCOME FROM THIS TRUST IS EXEMPT FROM FEDERAL WITHHOLDING
         TAXES WHEN CERTAIN CONDITIONS ARE MET UNDER CURRENT LAW.
_______________________________________________________________
LOGO

Dean Witter Select Government Trust

U.S. Treasury Series 5
(LADDERED MATURITIES)

Standard & Poor's Corporation Rating:  AAA

(A Unit Investment Trust)
_______________________________________________________________

This Trust was formed for the purpose of providing safety of capital and current monthly distributions of interest through investment in a portfolio consisting primarily of current interest-bearing United States Treasury obligations that are backed by the full faith and credit of the United States Government. The Trust was structured on the Date of Deposit so that the Securities will mature in a "laddered" fashion over approximately five years from the Date of Deposit and will provide for the return to the Unit Holders of approximately 20% of the per Unit face amount of the Securities initally included in the Trust every 6-15 months beginning in 1998. The value of the Units of the Trust will fluctuate with the value of the portfolio of underlying Securities. Interest income (including original issue discount) or capital gains, if any, are exempt from federal withholding taxes for qualified foreign investors if certain conditions are met.

The Initial Public Offering of Units in the Trust has been completed. The Units offered hereby are issued and outstanding
Units which have been acquired by the Sponsor either by purchase from the Trustee of Units tendered for redemption or in the Secondary Market.


Sponsor:  LOGO    DEAN WITTER REYNOLDS INC.

_______________________________________________________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

______________________________________________________________

Read and retain this Prospectus for future reference.

Units of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the Units are not federally insured by the Federal Deposit Insurance Corporation, Federal Reserve Board, or any other agency.

                    Prospectus dated September 28, 1995

THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

                    DEAN WITTER SELECT GOVERNMENT TRUST
                          U.S. TREASURY SERIES 5

                            TABLE OF CONTENTS

                                                                  Page

Table of Contents..................................                A-1
Summary of Essential Information...................                A-3
Introduction.......................................                  1
The Trust..........................................                  2
      Special Considerations.......................                  2
      Summary Description of the Portfolio.........                  3
      Rating of Units..............................                  4
      Objectives and Securities Selection..........                  4
      The Units....................................                  5
      Estimated Annual Income and Estimated
        Long-Term Return Per 1,000 Units...........                  5
Tax Status of the Trust............................                  6
Retirement Plans...................................                 10
Public Offering of Units...........................                 10
      Public Offering Price........................                 10
      Public Distribution..........................                 11
      Secondary Market.............................                 12
      Profit of Sponsor............................                 12
      Volume Discount..............................                 13
Reinvestment Program...............................                 14
Redemption.........................................                 15
      Right of Redemption..........................                 15
      Computation of Redemption Price..............                 16
      Postponement of Redemption...................                 17
Rights of Unit Holders.............................                 17
      Unit Holders.................................                 17
      Certain Limitations..........................                 17
Expenses and Charges...............................                 18
      Fees.........................................                 18
      Other Charges................................                 18
Administration of the Trust........................                 19
      Records and Accounts.........................                 19
      Distribution.................................                 20
      Distributions from the Interest
        and Principal Accounts.....................                 20
      Reports to Unit Holders......................                 22
Sponsor............................................                 24
Trustee............................................                 25

                                                                  Page

Evaluator.........................................                 27
Amendment and Termination of the Indenture........                 27
Legal Opinions....................................                 29
Auditors..........................................                 29
Description of Rating.............................                 29
Independent Auditor's Report......................                F-1



                                 Sponsor:

                      Dean Witter Reynolds Inc.
                        Two World Trade Center
                      New York, New York  10048

                               Evaluator:

                   Kenny S&P Evaluation Services,
                 a Division of J.J. Kenny Co., Inc.
                               65 Broadway
                      New York, New York  10006

                                 Trustee:

         The Chase Manhattan Bank (National Association)
                        1 Chase Manhattan Plaza
                      New York, New York  10081

NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN THIS PROSPECTUS AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.


                                     SUMMARY OF ESSENTIAL INFORMATION

                                   DEAN WITTER SELECT GOVERNMENT TRUST
                                          U.S. TREASURY SERIES 5

                                            As of May 31, 1995



Number of Units                                                                             16,949,750

Fractional Undivided Interest in the Trust Represented by Each Unit                     1/16,949,750th

Public Offering Price per 1,000 Units:

    Aggregate Value of Securities in the Trust                                          $17,379,072.00

    Divided by 16,949,750 Units (times 1,000)                                           $     1,025.33

    Plus Sales Charge<F1> of 2.250% of Public Offering Price (2.302% of net amount invested
      in Securities)                                                                             23.60

    Public Offering Price per 1,000 Units                                               $     1,048.93

    Plus amounts per 1,000 Units of Undistributed Principal, Net Investment Income
      and Accrued Interest                                                                       22.43

                                                                                        $     1,071.36

Sponsor's Repurchase Price per 1,000 Units and Redemption Price per 1,000 Units (based on the value of the underlying Securities, $23.60 less than the Public Offering Price per
    1,000 Units) plus amounts of Undistributed Principal and Net Investment Income      $     1,047.76

Estimated Long-Term Return (based on Public Offering Price)                                      5.806%


Evaluation Time                                       Close of trading on the New York Stock Exchange
                                                      (currently 4:00 PM New York time).

Record Date                                           Interest distributions:  the first day of each month.
                                                      Principal distributions:  the first business day
                                                      following the maturity of each Security.

Distribution Date                                     Interest distributions:  the fifteenth day of each
                                                      month.
                                                      Principal distributions:  the fifth business day
                                                      following the maturity of each Security.

Minimum Principal Distribution Amount                 No distribution need be made from the Principal
                                                      Account if the balance therein is less than $1.00
                                                      per 1,000 Units outstanding.

Mandatory Termination Date                            May 15, 2002

Discretionary Liquidation Amount                      The Indenture may be terminated by the Sponsor if the
                                                      value of the Trust at any time is less than
                                                      $7,990,351.

Trustee's Fee                                         $1.10 per 1,000 face amount of underlying Securities.

Sponsor's Annual Portfolio Supervision Fee            Maximum of $.25 per 1,000 face amount of underlying
                                                      Securities.

                                                      Minimum of $10.00 plus $.25 for each issue of underlying
                                                      Securities in excess of 50 issues (treating separate
                                                      maturities as separate issues)



   <F1>Volume purchasers of Units are entitled to a reduced sales charge.  See "Public Offering of Units - Volume Discount" in this Prospectus.


                                                   A-3


                     SUMMARY OF ESSENTIAL INFORMATION
                               (Continued)


            THE TRUST -- The Dean Witter Select Government Trust, U.S. Treasury Series 5 (the "Trust") is a unit investment trust composed primarily of current interest-bearing United States Government Treasury obligations issued after July 18, 1984, listed in the Schedule of Portfolio Securities, herein (the "Securities"). The Securities are direct obligations of the United States and are backed by the full faith and credit of the United States Government. The Trust was created under the laws of the State of New York pursuant to an Indenture (as hereinafter defined). The objectives of the Trust are to provide safety of capital and current monthly distributions of interest through investment in a portfolio consisting primarily of current interest-bearing United States Treasury obligations. (See: "The Trust -- Special Considerations", herein.)

            The Trust consists of a fixed portfolio of United States Treasury obligations with consecutive annual maturities ranging from October 15, 1998 to May 15, 2002 (referred to as "laddered maturities"). By doing so, the Trust maintains a portion of the Portfolio in longer-term Securities. The Trust was structured on the Date of Deposit so that as the Securities mature, the Trust will return to Unit Holders every 6-15 months beginning in 1998, approximately 20% of the per Unit face amount of the Securities initially included in the Trust. If interest rates rise, Unit Holders may be able to reinvest their principal distributions as received in higher-yielding obligations. Therefore, Unit Holders are not "locking up" all of their principal investment over the life of the Trust. Conversely, however, if interest rates decline, Unit Holders will be receiving payments of principal at times when only lower-yielding investments of comparable quality are available. Reinvesting at such time may result in an over-all lower yield than would result from a single investment maturing at the close of the life of the Trust.

            MONTHLY DISTRIBUTIONS -- Monthly distributions of interest will be made on or shortly after the fifteenth day of each month to Unit Holders of record on the first day of each month commencing with the first distribution on the date indicated herein. Distribution of principal upon maturity of each Security will be made on the fifth business day after the maturity date of such Security to Holders of record on the first business day following such maturity date. The Sponsor believes that interest income from this Trust (including original issue discount) should be free from state income taxes on individuals. In addition, an exemption from federal withholding taxes is available to qualified foreign Unit

Holders meeting certain requirements. (See: "Tax Status of the Trust", herein.)

            Principal from sales, redemptions and maturities of bonds will be distributed as received, to the extent not utilized for the redemption of Units or payment of Trust expenses. Interest payments will decline as principal is returned.

            SECURITIES -- Six issues of Securities comprise the Portfolio of the Trust in the following proportions based on a percentage of total principal amount:

Title of Security                         Proportionate Relationship

7.125% U.S. Treasury Notes
  due October 15, 1998.............                   20%
7.00% U.S. Treasury Notes
  due April 15, 1999...............                   20%
8.50% U.S. Treasury Notes
  due February 15, 2000............                   20%
8.00% U.S. Treasury Notes
  due May 15, 2001.................                   20%
7.50% U.S. Treasury Notes
  due May 15, 2002.................                   10%
U.S. Treasury Securities
  Stripped Interest Payment
  due May 15, 2002.................                   10%
                                                     100%

            PUBLIC OFFERING PRICE -- The Public Offering Price per 1,000 Units is equal to the aggregate bid side evaluation of the underlying Securities (the price at which they could be directly purchased by the public assuming they were available), divided by the number of Units outstanding multiplied by 1,000, plus a sales charge of 2.302% of such bid side evaluation per 1,000 Units (the net amount invested); this results in a sales charge of 2.25% of the Public Offering Price. The sales charge of 2.25% will decline over the life of the Trust in the following manner: on July 1, 1998 it will decline to 2.00% (2.041% of the net amount invested); on July 1, 1999 it will decline to 1.75% (1.781% of the net amount invested); and on July 1, 2000 it will decline to 1.25% (1.266% of the net amount invested). Units are offered at the Public Offering Price plus accrued interest. (See: "Public Offering of Units", herein.)

            SECONDARY MARKET FOR UNITS -- The Sponsor, though not obligated to do so, intends to maintain a secondary market for the Units based on the aggregate bid side evaluation of the underlying Securities. If such market is not maintained, a Unit Holder will be able to dispose of his Units through redemption at prices based on the aggregate bid side evaluation of the underlying Securities (see: "Redemption", herein).
Market conditions may cause such prices to be greater or less than the amount paid for Units.

            SPECIAL CONSIDERATIONS -- An investment in Units of the Trust should be made with an understanding of the risks which an investment in fixed rate debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. An increase in interest rates can be expected to reduce the value of the Securities and result in a loss to Unit Holders selling or redeeming Units prior to the maturity of each Security. In addition, an early redemption at par of a security purchased at a premium or a maturity at par of a security purchased at a premium will result in a reduction in yield and a loss of principal to the Unit Holders. The Trust is considered to be concentrated in Securities issued by the United States of America. (See: "The Trust -- Special Considerations" and "The Trust -- Summary Description of the Portfolio", herein.)

            MINIMUM PURCHASE -- $1,000 ($250 for IRAs).

                    DEAN WITTER SELECT GOVERNMENT TRUST
                          U.S. TREASURY SERIES 5

                               INTRODUCTION

            The Dean Witter Select Government Trust, U.S. Treasury Series 5 (the "Trust") was created on June 29, 1992 (the "Date of Deposit") under the laws of the State of New York pursuant to a Trust Indenture and Agreement and a related Reference Trust Agreement (collectively, the "Indenture")<F31>, among Dean Witter Reynolds Inc. (the "Sponsor"), United States Trust Company of New York, the successor of which is The Chase Manhattan Bank (National Association), (the "Trustee") and Kenny Information Systems, Inc. (the "Evaluator"). The Sponsor is a principal operating subsidiary of Dean Witter, Discover & Co. ("DWDC"), a publicly-held corporation. (See: "Sponsor", herein.) The objectives of the Trust are to provide investors with safety of capital and current monthly distributions of interest through investment in a fixed portfolio of Securities (the "Portfolio"), consisting of U.S. Treasury obligations, which are backed by the full faith and credit of the United States Government. Because the Securities (as defined below) in the Trust have consecutive or "laddered" maturities, the Trust will maintain a portion of the Portfolio in longer-term securities while paying to Unit Holders a portion of the principal invested each year, commencing in the year set forth in the first part of this prospectus.

            The Trust was created simultaneously with the execution of the Indenture and the deposit of the Securities with the Trustee. The Trustee then immediately delivered to the Sponsor certificates of beneficial interest (the "Certificates") representing the units (the "Units") comprising the entire ownership of the Trust. Through this Prospectus, the Sponsor is offering the Units for sale to the public. The holders of Certificates (the "Unit Holders") will have the right to have their Units redeemed at a price based on the aggregate bid side evaluation of the Securities (the "Redemption Price") if they cannot be sold in the secondary market which the Sponsor, although not obligated to, proposes to maintain. In addition, the Sponsor may offer for sale through this Prospectus Units which the Sponsor may have repurchased in the secondary market or upon the tender of such Units for redemption.

            On May 31, 1995, each Unit represented the fractional
undivided interest in the Securities and net income of the
___________________
<F31> Reference is hereby made to said Indenture and any statements contained herein are qualified in their entirety by the provisions of said Indenture.

Trust set forth under "Summary of Essential Information". Because regular payments of principal are to be received and certain of the Securities will mature in accordance with their terms or may be sold under certain circumstances described herein, the Trust is not expected to retain its present size and composition. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit Holder (which may include the Sponsor) or until the termination of the Trust pursuant to the Indenture.

                                THE TRUST

Special Considerations

            An investment in Units of the Trust should be made with an understanding of the risks which an investment in fixed rate debt obligations may entail, including the risk that the value of the Portfolio, and hence of the Units, will decline with increases in interest rates. The value of the underlying Securities will fluctuate inversely with changes in interest rates. In recent years, the national economy has experienced significant variations in rates of inflation and economic growth, substantial increases in the national debt, a substantial increase in reliance upon foreign investors to finance the national debt, and material reformulation of federal tax, monetary and regulatory policies. These conditions have been associated with wide fluctuations in interest rates and thus in the value of fixed rate debt obligations. The Sponsor cannot predict whether such fluctuations will continue in the future.

            The Securities in the Portfolio were chosen in part on the basis of their respective stated maturity dates. The ranges of maturity dates of each of the Securities contained in the Portfolio are shown on the "Schedule of Portfolio
Securities", herein.

            The Trust may be an appropriate medium for investors who desire to invest in a portfolio of taxable fixed income federal securities offering the safety of capital provided by an investment in U.S. Treasury obligations backed by the full faith and credit of the United States Government. Investors in the Trust may find it advantageous to elect to reinvest the monthly distributions expected to be made by the Trust, under the Reinvestment Program of the Sponsor. (See: "Reinvestment Program", herein.)

            Certain of the Securities in the Trust may have been acquired at a market premium. Securities trade at a premium because the interest rates on the Securities are higher than interest on comparable debt securities being issued at currently prevailing interest rates. The current returns of securities trading at a market premium are higher than the current returns of comparably rated debt securities of a similar type issued at currently prevailing interest rates because premium securities tend to decrease in market value as they approach maturity, when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, an early redemption at par of a security purchased at a premium or a maturity at par of a security purchased at a premium will result in a reduction in yield and a loss of principal to the Unit Holders. If currently prevailing interest rates for newly issued and otherwise comparable securities increase, the market premium of previously issued securities will decline and if currently prevailing interest rates for newly issued comparable securities decline, the market premium of previously issued securities will increase, other things being equal. Market premium attributable to interest rate changes does not indicate market confidence in the issue.

Summary Description of the Portfolio

            The Portfolio consists of Securities issued by the United States of America ("Treasury Obligations"), which are direct obligations of the United States and therefore are backed by the full faith and credit of the United States Government. As used herein, the term "Securities" includes the Securities deposited in the Trust and any Additional Securities which may have been acquired and held by the Trust in the circumstances permitted by the provisions of the Indenture.
The Securities are different issues of bonds, notes, debentures and other debt obligations with fixed final maturity dates. None of the Securities have any equity or conversion features. Most of the Securities are current interest-bearing obligations of the United States of America. One of the Securities is a "zero coupon" obligation of the United States. A zero coupon bond makes no present interest payments. Rather, it makes one payment of its face amount at maturity.

            Treasury Obligations represent 100% of the aggregate market value of the Portfolio. These Securities are sold by the United States Department of the Treasury (the "Treasury") to finance shortfalls between the Treasury's income and expenditures. Such gaps may have been planned and accounted for in the budget, or they may arise from unexpected changes in economic, political, fiscal and other circumstances. Treasury Securities constitute public debt of the United States and are, therefore, direct obligations of the United States.

            The Trust consists of the Securities listed under "Schedule of Portfolio Securities", herein, as long as such Securities may continue to be held from time to time in the Trust (including certain securities deposited in the Trust in exchange or substitution for any Securities pursuant to the Indenture) together with accrued and undistributed interest thereon and undistributed and uninvested cash realized from the disposition of Securities. Because certain of the Securities from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances described herein, the Trust is not expected to retain for any length of time its present size and composition.

            The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units based on the aggregate bid side of the market for the Units. (See: "Public Offering of Units -- Secondary Market", herein.) Unit Holders of the Trust, in the absence of a secondary market for Units, will have the right to have one or more of their Units redeemed by the Trustee at a price equal to the Redemption Price thereof (see: "Redemption", herein), based on the then aggregate bid price for the Securities in the Portfolio. Due to fluctuations in the market price of the Securities in the Portfolio, among other factors, the amount realized by a Unit Holder upon the redemption or sale of Units may be less than the price paid for such Units by the Unit Holder.

Rating of Units

            Standard & Poor's Corporation has rated the Units of the Trust "AAA". This is the highest rating assigned by Standard & Poor's Corporation. (See: "Description of Rating", herein.) Standard & Poor's Corporation has been compensated by the Sponsor for its services in rating Units of the Trust.

Objectives and Securities Selection

            The Trust was formed to provide investors with an investment vehicle whose objectives are safety of capital and current monthly distributions of interest. There is no guarantee, however, that the Trust's objectives will be achieved.

            Even though the Portfolio consists primarily of Treasury Obligations which pay interest no more often than semi-annually, the Trust will pay interest monthly through advances made by the Trustee, which will then be reimbursed when interest is received (see: "Distributions from Interest and Principal Accounts", herein).

            In selecting Securities for deposit in the Trust, the following factors, among others, were considered by the
Sponsor: (i) the types of such securities available; (ii) the prices and yields of such securities relative to other comparable securities; and (iii) the maturities of such securities.

            The yields on Securities of the type deposited in the Trust are dependent on a variety of factors, including general money market conditions, fluctuations in interest rates, general conditions of the government securities markets, size of a particular offering and the maturity of the obligations.

The Units

            On May 31, 1995, each Unit represented the fractional undivided interest in the Trust set forth under "Summary of Essential Information". Thereafter, if Units are redeemed by the Trustee, the face amount of Securities in the Trust will be reduced by amounts allocable to redeemed Units, and the fractional undivided interest represented by each Unit in the balance will be increased, although the interest in the Trust assets represented by each Unit will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit Holder (which may include the Sponsor) or until the termination of the Trust itself (see: "Redemption" and "Amendment and Termination of the Indenture --
Termination", herein).

Estimated Annual Income and Estimated
Long-Term Return Per 1,000 Units

            On May 31, 1995, the estimated net annual income per 1,000 Units was estimated to be the amount set forth under "Summary of Essential Information". This figure is computed by dividing the total gross annual interest income expected to be received by the Trust by the number of Units outstanding on such date, less estimated annual fees and expenses of the Trustee, the Sponsor and the Evaluator, multiplied by 1,000 Units. Thereafter, the net annual income per 1,000 Units will change whenever Securities mature, are redeemed, or are sold, or as substitute Securities are deposited into the Trust, or as the expenses of the Trust change. The fees of the Trustee, the Sponsor and the Evaluator are subject to change without the consent of Unit Holders to the extent provided under "Expenses and Charges", herein.

            The Estimated Long-Term Return on May 31, 1995, is set forth under "Summary of Essential Information", herein. Estimated Long-Term Return is a measure of the estimated return to the investor earned over the estimated life of the Trust. The Estimated Long-Term Return represents an average of the yields to estimated average life of the Securities in the Portfolio and is adjusted to reflect expenses and sales charges. The Estimated Long-Term Return figure is calculated by the Sponsor in the manner discussed below, using an estimated average life for each of the Securities. Estimated average life is an essential factor in the calculation of Estimated Long-Term Return. When the Trust has a shorter average life than is estimated, Estimated Long-Term Return will be higher if the Trust contains securities priced at a discount and lower if the securities are priced at a premium. Conversely, if the Trust has a longer average life than is estimated, Estimated Long-Term Return will be lower when the securities are priced at a discount and higher if the securities are priced at a premium. In calculating Estimated Long-Term Return, the average yield for the Portfolio is derived by weighting each Security's yield (which takes into account the amortization of premiums and the accretion of discounts) by the market value of the Security and by the amount of time remaining to the estimated average life. Once the average Portfolio yield is computed, this figure is then adjusted for estimated expenses and the effect of the maximum sales charge paid by investors. Estimated Long-Term Return calculation does not take into account certain delays in distributions of income and the timing of other receipts and distributions on Units and may, depending on maturities, over-or understate the impact of sales charges. Both of these factors may result in a lower figure.

                         TAX STATUS OF THE TRUST

            In the opinion of Messrs. Cahill Gordon & Reindel, special counsel for the Sponsor, under existing law:

            The Trust is not an association taxable as a corporation for United States federal income tax purposes and income of the Trust will be treated as income of the Unit Holders in the manner set forth below. Each Unit Holder will be considered the owner of a pro rata portion of each asset of the Trust under the grantor trust rules of Sections 671-678 of the Internal Revenue Code of 1986, as amended (the "Code").

            Each Unit Holder will be considered to have received his pro rata share of interest derived from each Trust asset when such interest is received by the Trust. Each Unit Holder will be required to include in his gross income, as determined for Federal income tax purposes, original issue discount with respect to his interest in a Security held by the Trust at the same time and in the same manner as though the Unit Holder were the direct owner of such interest. Each Unit Holder's pro rata share of each expense paid by the Trust is deductible by the Unit Holder to the same extent as though the expense had been paid directly by him.

            Each Unit Holder will have a taxable event when a Security is disposed of (whether by sale, exchange, redemption, or payment at maturity) or when the Unit Holder redeems or sells his Units. The total tax cost of each Unit to a Unit Holder must be allocated among the cash and Securities held in the Trust in accordance with their relative fair market values on the date the Unit Holder purchases his Units in order to determine his per Unit tax basis for the Securities represented thereby. If a Unit Holder's tax cost of his pro rata interest in a Security exceeds the amount payable in respect of such pro rata interest upon the maturity of the Security, such excess is a "bond premium" which may be amortized by the Unit Holder at the Unit Holder's election as provided in
      Section 171 of the Code.

            The tax basis of a Unit Holder with respect to his interest in a Security will be increased by the amount of original issue discount thereon properly included in the Unit Holder's gross income as determined for Federal income tax purposes.

            The amount of gain recognized by a Unit Holder on a disposition of a Security by the Trust will be equal to the difference between such Unit Holder's pro rata portion of the gross proceeds realized by the Trust on the disposition and the Unit Holder's tax cost basis in his pro rata portion of the Security disposed of. Any gain recognized on a sale or exchange of a Unit Holder's pro rata interest in a Security, and not constituting a realization of accrued "market discount", and any loss will be a capital gain or loss, except in the case of a dealer or financial institution. Gain realized on the disposition of the interest of a Unit Holder in a market discount Security is treated as ordinary income to the extent the gain does not exceed the accrued market discount. A Unit Holder has an interest in a market discount Security in a case in which the Unit Holder's tax cost for his pro rata interest in the Security is less than the stated redemption price thereof at maturity (or the issue price plus original issue discount accrued up to the acquisition date, in the case of an original issue discount Security). If the market discount is less than 0.25% of the stated redemption price of the Security at maturity multiplied by the number of complete years to maturity, the market discount shall be considered to be zero. Any capital gain or loss arising from the disposition of a Unit Holder's pro rata interest in a Security will be a long-term capital gain or loss if the Unit Holder has held his Units and the Trust has held the Security for more than one year. Under the Code, net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) of individuals, estates and trusts is subject to a maximum nominal tax rate of 28%. Such net capital gain may, however, result in a disallowance of itemized deductions and/or affect a personal exemption phase-out.
                                     7

            If the Unit Holder sells or redeems a Unit for cash, he is deemed thereby to have disposed of his entire pro rata interest in all Trust assets represented by the Unit and will have a taxable gain or loss measured by the difference between his per Unit tax basis for such assets, as described above, and the amount realized.

            Under the personal income tax laws of the State and City of New York, the income of the Trust will be treated as the income of the Unit Holders.

            The Trust may contain one or more Securities which were originally issued at a discount ("original issue discount"). In general, original issue discount can be defined as the difference between the price at which a Security was issued and its stated redemption price at maturity. If the original issue discount is less than 0.25% of the stated redemption price of the Security at maturity multiplied by the number of complete years to maturity, the original issue discount shall be considered to be zero. In the case of a Security issued after July 1, 1982, original issue discount is deemed to accrue on a constant interest method which corresponds, in general, to the economic accrual of interest (adjusted to eliminate proportionately on an elapsed-time basis any excess of the amount paid for the Security over the sum of the issue price and the accrued original issue discount on the acquisition date). The tax basis in the Security is increased by the amount of original issue discount that is deemed to accrue while the Security is held. The difference between the amount realized on a disposition of the Security (ex currently accrued interest) and the adjusted tax basis of the Security will give rise to taxable gain or deductible loss upon a disposition of the Security by the Trust (or a sale or redemption of Units by a Unit Holder).

            An individual Unit Holder who is neither a citizen nor a resident of the United States and a corporate Unit Holder other than a United States domestic corporation (a "foreign Unit Holder") will not generally be subject to United States federal income tax, including withholding taxes, on his, her or its pro rata share of interest and original issue discount on a Security or any gain from the sale or other disposition of his, her or its pro rata interest in a Security held in the Trust, which interest or original issue discount is not effectively connected with the conduct by the foreign Unit Holder of a trade or business within the United States and which gain is either (i) not from sources within the United States or (ii) not so effectively connected, provided that:

            (a) with respect to U.S.-source interest and original issue discount (i) the Security is in registered form and was issued after July 18, 1984, (ii) the foreign

      Unit Holder does not own actually or constructively 10 percent or more of the total combined voting power of all classes of voting stock of Dean Witter, Discover & Co., and (iii) the foreign Unit Holder is not a controlled foreign corporation related (within the meaning of Section 864(d)(4) of the Code) to Dean Witter, Discover & Co.;

            (b) with respect to any U.S.-source capital gain, the foreign Unit Holder (if an individual) is not present in the United States for 183 days or more during his or her taxable year in which the gain was realized and so certifies; and

            (c) the foreign Unit Holder provides the required certifications regarding (i) his, her or its status,
      (ii) in the case of U.S.-source income, the fact that the interest, original issue discount or gain is not effectively connected with the conduct by the foreign Unit Holder of a trade or business within the United States, and (iii) if determined to be required, the 10 percent stock ownership and controlled foreign corporation matters mentioned in clauses (a)(ii) and (iii) above.

            Foreign Unit Holders should consult their own tax counsel with respect to United States tax consequences of ownership of Units.

            Each Unit Holder (other than a foreign Unit Holder who has properly provided the certifications described in the preceding paragraph) will be requested to provide the Unit Holder's taxpayer identification number to the Trustee and to certify that the Unit Holder has not been notified that payments to the Unit Holder are subject to back-up withholding. If the taxpayer identification number and an appropriate certification are not provided when requested, 31% back-up withholding will apply.

            The foregoing discussion relates only to United
States Federal and, to the extent stated, New York State and City income taxes.

            Investors should consult their tax counsel for advice with respect to their own particular tax situations.

                                   * * *

            After the end of each calendar year, the Trustee will furnish to each Unit Holder an annual statement containing information relating to the interest received by the Trust on the Securities, the gross proceeds received by the Trust from the disposition of any Security (resulting from redemption or payment at maturity of any Security or the sale by the Trust of any Security), and the fees and expenses paid by the Trust.
The Trustee will also furnish required annual information returns to each Unit Holder and to the Internal Revenue
Service.

            The Sponsor believes that Unit Holders who are individuals should not be subject to state personal income taxes on the interest (including original issue discount) received through the Trust. However, Unit Holders (including individuals) may be subject to state and local taxes on any capital gains (or market discount treated as ordinary income) derived from the Trust and to other state and local taxes (including corporate income and franchise taxes, personal property or intangibles taxes and estate or inheritance taxes) on the Units or the income derived therefrom. In addition, individual Unit Holders (and all other Unit Holders which are not subject to state income taxes with respect to the interest derived from the Trust) will probably not be entitled to a deduction for state tax purposes for their share of the fees and expenses paid by the Trust or for any interest on indebtedness incurred to purchase or carry their Units. Even though the Sponsor believes that interest income (including original issue discount) received through the Trust is exempt from state personal income taxes on individuals in most states, Unit Holders should consult their own tax advisers with respect to state and local taxation matters.

                             RETIREMENT PLANS

            Trust Units may be suited for purchase by Individual
Retirement Accounts and pension, profit-sharing and other qualified retirement plans. Investors considering participation in any such plan should review specific tax laws and pending legislation related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.

                         PUBLIC OFFERING OF UNITS

Public Offering Price

            The Public Offering Price of Units is computed by adding to the aggregate bid price of the Securities in the Trust, any money in the Interest and Principal Accounts other than money held to make payments to Unit Holders on a monthly Distribution Date and amounts representing taxes, fees and expenses of the Trust and money required to redeem tendered Units, by dividing such sum by the number of Units outstanding and then adding the sales charge shown in "Summary of Essential Information". A proportionate share of accrued and undistributed interest on the Securities to the settlement date for the Units purchased is also added to the Public Offering

Price.  (See:  "Estimated Annual Income and Estimated Long-Term
Return Per 1,000 Units", herein.) The Public Offering Price on the date of this Prospectus or on any subsequent date will vary in accordance with fluctuations in the evaluation of the underlying Securities in the Trust.

            The aggregate bid prices of the Securities in the Trust shall be determined for the Trust by the Evaluator. Evaluations made for purposes of secondary market transactions by the Sponsor will be made on the bid side of the market on each business day as of the Evaluation Time, effective for all sales made during the preceding 24-hour period. Evaluations, for purposes of redemptions by the Trustee, will be made each business day as of the Evaluation Time, effective for all redemptions made subsequent to the last preceding determination.

            In addition to the Public Offering Price, the price of a Unit includes the Unit's share of accrued interest on the Securities. Because of the varying interest payment dates of the Securities, accrued interest on the Securities at any point in time will be greater than the amount of interest actually received by the Trust and distributed to Unit Holders. Therefore, the Unit's share of accrued interest is always added to the value of the Units. If a Unit Holder sells all or a portion of his Units, he is entitled to receive his proportionate share of the accrued interest on the Securities from the purchaser of his Units. Similarly, if a Unit Holder redeems all or a portion of his Units, the Redemption Price per Unit will include accrued interest on the Securities.

            On May 31, 1995, the Public Offering Price per 1,000 Units (based on the bid side evaluation of the Securities in the Trust) exceeded the Sponsor's Repurchase Price per 1,000 Units and the Redemption Price per 1,000 Units (based upon the bid side evaluation of the Securities in the Trust) by the amounts set forth in "Summary of Essential Information", herein.

Public Distribution

            Unsold Units or Units acquired by the Sponsor in the secondary market referred to below may be offered to the public by this Prospectus at the then current Public Offering Price calculated daily plus accrued interest on the Securities. The Sponsor intends to qualify Units in states selected by the Sponsor for sale by the Sponsor and through dealers who are members of the National Association of Securities Dealers, Inc.

Secondary Market

            While not obligated to do so, it is the Sponsor's present intention to maintain, at its expense, a secondary market for Units of this series of the Dean Witter Select Government Trust and to continuously offer to repurchase Units for Unit Holders at the applicable Sponsor's Repurchase Price. (See: "Summary of Essential Information", herein.) The Sponsor's Repurchase Price is computed by adding to the aggregate of the bid prices of the Securities in the Trust, any money in the Interest and Principal Accounts other than money held to make payments to Unit Holders on a monthly Distribution Date and money required to redeem tendered Units, plus accrued interest on the Securities, deducting therefrom expenses of the Trustee, Sponsor, Evaluator and counsel, and taxes, if any, and then dividing the resulting sum by the number of Units outstanding, as of the date of such computation. There is no refund of the sales charge nor is there any additional sales charge incurred, when a Unit Holder sells Units back to the Sponsor. Any Units repurchased by the Sponsor at the Sponsor's Repurchase Price may be reoffered to the public by the Sponsor at the then current Public Offering Price, plus accrued interest. Any profit or loss resulting from the resale of such Units will belong to the Sponsor.

            If the supply of Units exceeds demand (or for any other business reason), the Sponsor may, at any time, occasionally, from time to time, or permanently, discontinue the repurchase of Units of this series at the Sponsor's Repurchase Price. In such event, although under no obligation to do so, the Sponsor may, as a service to Unit Holders, offer to repurchase Units at the Redemption Price, a price based on the current bid prices for the Securities, plus accrued interest. Alternatively, Unit Holders may redeem their Units through the Trustee. The Redemption Price per Unit is computed in the same manner as the Sponsor's Repurchase Price, and is based on the bid side evaluation of the Securities, not the offering side evaluation. There is no refund of the sales charge, nor is any additional sales charge incurred, when a Unit Holder redeems Units. If the Sponsor repurchases Units in the secondary market at the Redemption Price, it may reoffer these Units in the secondary market at the Public Offering Price or the Sponsor may tender Units so purchased to the Trustee for redemption. In no event will the price offered by the Sponsor for the repurchase of Units be less than the current Redemption Price of those Units. (See: "Redemption", herein.)

Profit of Sponsor

            The Sponsor receives a sales charge on Units sold to the public and to dealers. The Sponsor may realize profits (or sustain losses) while maintaining a secondary market in the Units, in the amount of any difference between the prices at which the Sponsor buys Units (based on the bid side of the Securities in the Trust) and the prices at which the Sponsor resells such Units (such prices include a sales charge) or the prices at which the Sponsor redeems such Units (based on the bid side of the Securities in the Trust), as the case may be.

Volume Discount

            Although under no obligation to do so, the Sponsor intends to permit volume purchasers of Units to purchase Units at a reduced sales charge. The Sponsor may at any time change the amount by which the sales charge is reduced, or may discontinue the discount altogether. This discount in the sales charge is available to volume purchasers of Units due to the realization of economies of scale in sales effort and sales related expenses relating to volume purchases.

            The sales charge will be reduced pursuant to the following graduated scale for sales to any person of at least
$250,000:

                                             Sales Charge
                                 Percent of Public       Percent of Net
Aggregate Value of Units          Offering Price         Amount Invested

Less than $250,000...............      2.25%                 2.302%
$250,000 to $499,999.............      2.00%                 2.041%
$500,000 to $999,999.............      1.75%                 1.781%
$1,000,000 or more...............      1.25%                 1.266%

            The reduced sales charges as shown on the chart above will apply to all purchases of Units of this Trust only on any one day by the same person, partnership or corporation (other than a dealer) in the amounts stated herein.

            Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 are deemed for the purposes hereof to be registered in the name of the purchaser. The reduced sales charges are also applicable to a trustee or other fiduciary, including a partnership or corporation, purchasing Units for a single trust estate or single fiduciary account.

            Sales to dealers will be made at prices which include a concession as follows:

                  Sales Charge       Dealer Concession

                     2.25%                  1.50%
                     2.00%                  1.25%
                     1.75%                  1.10%
                     1.25%                  0.81%

            Dealers purchasing certain dollar amounts of Units during the life of the Trust will be entitled to additional concession benefits. The Sponsor reserves the right, at any time, to change the level of dealer concessions.

                           REINVESTMENT PROGRAM

            Distributions of interest, if any, are made to Unit Holders monthly. Distributions of principal will be made annually beginning in the year mentioned previously in this prospectus and may be more frequent. The Unit Holder has the option, however, of either receiving his distributions of income and principal from the Trustee or participating in the reinvestment program offered by the Sponsor, the Dean Witter U.S. Government Money Market Trust. The Dean Witter U.S. Government Money Market Trust is composed primarily of high-yielding short-term government securities that are managed by the InterCapital Division of the Sponsor. Participation in the reinvestment program is conditioned on such program's lawful qualification for sale in the state in which the Unit Holder is a resident. For more information concerning this program, the Unit Holder should contact an account executive of the Sponsor. The appropriate prospectus will be sent to the Unit Holder. A Unit Holder's election to participate in the reinvestment program will apply to all Units of this series of the Trust owned by such Unit Holder. The Unit Holder should read the prospectus for the reinvestment program carefully before deciding to participate. Distributions to foreign investors from the Dean Witter U.S. Government Money Market Trust will be subject to U.S. Federal income taxes, including withholding taxes. Once a Reinvestment Election has been chosen by the Unit Holder, such election shall remain in effect until changed by the Unit Holder.

            Any Unit Holder may, by filing with the Trustee a written notice of election at least ten days before the Record Date for the first distribution to which it is to apply, elect to have distributions of principal and interest, if any, reinvested in the Dean Witter U.S. Government Money Market Trust. Unit Holders participating in Individual Retirement Accounts and pension, profit-sharing and other qualified retirement plans, should consult their plan custodian as to the appropriate disposition of distributions. Elections may be modified or revoked upon similar notice.

                                REDEMPTION

Right of Redemption

            Units represented by a Certificate may be redeemed at the Redemption Price, computed as set forth below, upon tender of such Certificate to the Trustee at its unit investment trust office in the City of New York, properly endorsed or accompanied by a written instrument of transfer in form satisfactory to the Trustee, as set forth in the Certificate, and executed by the Unit Holder or its authorized attorney. A Unit Holder may tender his Units for redemption at any time after the settlement date for purchase, whether or not such Unit Holder has received a definitive Certificate. The Redemption Price per Unit is calculated by adding to the current bid prices for the Securities in the Trust (1) any money in the Principal Account and Interest Account, other than money required to redeem tendered Units, (2) a proportionate share of accrued interest to the day of tender deducting therefrom expenses of the Trustee, the Sponsor, the Evaluator and counsel and taxes, if any, and dividing the resulting sum by the number of Units outstanding as of the date of such computation. There is no sales charge incurred when a Unit Holder tenders Units to the Trustee for redemption. The Unit Holder is entitled to receive the Redemption Price on the seventh calendar day following tender. The "date of tender" is deemed to be the date on which the Units are received by the Trustee, except as regards Units received after the Evaluation Time stated under "Summary of Essential Information", above, the date of tender is the next day on which such Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

            Any amounts to be paid on redemption representing interest shall be withdrawn from the Interest Account to the extent funds are available or, if the balance therein is insufficient, from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account. The Trustee is authorized by the Indenture to sell Securities in order to provide funds for redemption. To the extent Securities are sold, the size of a Trust will be reduced. The Trustee will attempt to maintain the proportions of types of Securities in the Trust if required to sell Securities pursuant to this provision. Such sales may be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum principal amount in which Securities may be required to be sold, the proceeds of such sales may exceed the amount necessary for payment of Units redeemed. Such excess proceeds will be distributed pro rata to all remaining Unit Holders of record.

            The Securities to be sold for purposes of redeeming Units will be in proportion to the different types of Securities in the Trust. Provision is made under the Indenture for the Sponsor to specify minimum face amounts in which blocks of Securities are to be sold in order to obtain the best price for the Trust.

Computation of Redemption Price

            The value of the Trust is determined as of the Evaluation Time stated under "Summary of Essential
Information", above, and (a) semiannually, on June 30 and December 31 of each year (or the last business day prior thereto), (b) on the day on which any Unit is tendered for redemption and (c) on any other business day desired by the Trustee or requested by the Sponsor.

            (1) by adding: the aggregate bid side evaluation of Securities in the Trust, as determined by the Evaluator; cash on hand in the Trust or moneys in the process of being collected from matured interest coupons or bonds prepaid, matured or called for redemption, other than money deposited to purchase Contract Obligations or money credited to the Reserve Account; and accrued but unpaid interest on the Securities at the close of business on the date of such Evaluation; and then,

            (2) by deducting from the resulting figure: amounts representing any applicable taxes or governmental charges payable out of the Trust for the purpose of making an addition to the reserve account (as defined in the Indenture, the "Reserve Account"), amounts representing accrued expenses of the Trust (including, but not limited to, amounts representing unpaid fees of the Trustee, the Sponsor, bond counsel and the Evaluator) and monies held for distribution to Unit Holders of record as of a date prior to the evaluation being made on the days or dates set forth above; and then,

            (3) by dividing the result of the above computation by the total number of Units outstanding on the date of evaluation. The resulting figure equals the Redemption
      Price per Unit.

Postponement of Redemption

            The right of redemption may be suspended and payment of the Redemption Price per Unit postponed for more than seven calendar days following a tender of Units for redemption for any period during which the New York Stock Exchange, Inc. is closed, other than for customary weekend and holiday closings, or during which trading on that Exchange is restricted or an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. The Trustee is not liable to any person or in any way for any loss or damage that may result from any such suspension or postponement.

                          RIGHTS OF UNIT HOLDERS

Unit Holders

            A Unit Holder is deemed to be a beneficiary of the Trust created by the Indenture and vested with all right, title and interest in the Trust created therein. A Unit Holder may at any time tender a Certificate to the Trustee for redemption. Ownership of Units is evidenced by registered Certificates of Beneficial Interest issued in denominations of one or more Units and executed by the Trustee and the Sponsor. These Certificates are transferable or interchangeable upon presentation at the unit investment trust office of the Trustee, properly endorsed or accompanied by an instrument of transfer satisfactory to the Trustee and executed by the Unit Holder or its authorized attorney, together with the payment of $2.00, if required by the Trustee, or such other amount as may be determined by the Trustee and approved by the Sponsor, and any other tax or governmental charge imposed upon the transfer of Certificates. The Trustee will replace any mutilated, lost, stolen or destroyed Certificate upon proper identification, satisfactory indemnity and payment of charges incurred. Any mutilated Certificate must be presented to the Trustee before any substitute Certificate will be issued.

Certain Limitations

            Consent of Unit Holders is not required except with respect to certain amendments and terminations of the Trust. (See: "Amendment and Termination of the Indenture", herein.) Unit Holders shall have no right to control the operation or administration of the Trust in any manner, except upon the vote of 51% of the Unit Holders outstanding at any time for purposes of amendment, or termination of the Trust, all as provided in the Indenture; however, no Unit Holder shall ever be under any liability to any third party for any action taken by the Trustee, the Evaluator or the Sponsor.

            The death or incapacity of any Unit Holder will not operate to terminate the Trust or entitle the legal representatives or heirs of such Unit Holder to claim an accounting or to take any other action or proceeding in any court for a partition or winding up of the Trust.

                           EXPENSES AND CHARGES

Fees

            The Sponsor's fee is set forth in "Summary of Essential Information -- Sponsor's Annual Supervision Fee".
Such fee, which is calculated on an annual basis, is earned for Portfolio supervisory services and is paid monthly.

            For its services as Trustee under the Indenture, the Trustee receives annually the amount set forth under "Summary of Essential Information", computed on the basis of the largest principal amount of Securities in the Trust at any time during the period with respect to which such compensation is made.
The Trustee also receives benefits to the extent that it holds funds on deposit in various non-interest bearing accounts created under the Indenture.

            For each evaluation of the Securities in the Trust, the Evaluator shall receive against a statement submitted to the Trustee without a fee as set forth under "Summary of Essential Information".

            The Sponsor's fee, Trustee's fees and the Evaluator's fees are payable as of each Record Date from the Interest
Account, to the extent funds are available and thereafter from the Principal Account. Any of such fees may be increased without approval of the Unit Holders in accordance with the terms of the Indenture.

Other Charges

            The following additional charges are or may be incurred by the Trust, as more fully described in the
Indenture:  (a) fees of the Trustee for extraordinary services,
(b) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (c) various governmental charges, (d) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of the Unit Holders, (e) indemnification of the Trustee for any loss, liability or expenses incurred by it in the administration of the Trust without gross negligence, bad faith or willful misconduct on its part or reckless disregard of its obligations and duties, (f) indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as Sponsor or Depositor under the Indenture without gross negligence, bad faith or willful misconduct or reckless disregard of its obligations and duties, (g) expenditures incurred in contacting Unit Holders upon termination of the

Trust and (h) to the extent then lawful, expenses (including legal, auditing and printing expenses) of maintaining registration or qualification of the Units and/or the Trust under Federal or state securities laws so long as the Sponsor is maintaining a market for the Units. The accounts of the Trust will be audited not less frequently than annually by independent public accountants selected by the Sponsor. The cost of such audits will be an expense of the Trust.

            The fees and expenses set forth herein are payable out of the Trust and when so paid by or owing to the Trustee are secured by a lien on the Trust. If the balances in the Interest and Principal Accounts are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Securities to pay such amounts. To the extent Securities are sold, the size of the Trust will be reduced and the proportions of the types of Securities will change. Such sales might be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum principal amount in which Securities may be required to be sold, the proceeds of such sales may exceed the amount necessary for the payment of such fees and expenses.

                        ADMINISTRATION OF THE TRUST

Records and Accounts

            The Trustee will keep records and accounts of all transactions of the Trust at its unit investment trust office at 770 Broadway, New York, New York 10003. These records and accounts and executed copies of the Indenture will be available for inspection by Unit Holders at reasonable times during normal business hours. The Trustee will additionally keep on file for inspection by Unit Holders a current list of the Securities held in the Trust. In connection with the storage and handling of certain Securities deposited in the Trust, the Trustee is authorized to use the services of Depository Trust Company. These services would include safekeeping of the Securities, coupon-clipping, computer book-entry transfer and institutional delivery services. The Depository Trust Company is a limited purpose trust company organized under the Banking Law of the State of New York, a member of the Federal Reserve System and a clearing agency registered under the Securities Exchange Act of 1934.

Distribution

            The Trustee will collect the interest on the Securities (including monies representing penalties for the failure to make timely payments on the Securities, liquidated damages for default or breach of any condition or term of the

Securities, and monies paid (if any) pursuant to any contract of insurance representing interest on the Securities) as it becomes payable, and credit such interest to a separate Interest Account created by the Indenture. All monies received by the Trustee from sources other than interest will be credited to a separate Principal Account. All funds collected or received will be held by the Trustee in trust without interest to Unit Holders as part of the Trust or the Reserve Account (if any) established pursuant to the Indenture, for taxes or charges referred to herein until required to be disbursed in accordance with the provisions of the Indenture.

Distributions from the Interest and Principal Accounts

            Interest and principal received by the Trust, net of expenses and charges, will be distributed on each Distribution Date on a pro rata basis to Unit Holders of record as of the preceding Record Date. All distributions will be net of applicable expenses, funds required for the redemption of Units and, if applicable, reimbursements to the Trustee for interest payments advanced to Unit Holders discussed below. (See:
"Summary of Essential Information", "Expenses and Changes" and "Redemption", herein.)

            The Trustee will credit to the Interest Account all interest received by the Trust, including that part of the proceeds of any disposition of securities of the Trust which represents accrued interest. All other receipts will be credited to the Principal Account. The pro rata share of the Interest Account and the pro rata share of cash in the Principal Account represented by each Unit will be computed by the Trustee each month as of the Record Date. (See: "Summary of Essential Information".) Proceeds received from the disposition of any of the Securities subsequent to a Record Date and prior to the next succeeding Distribution Date will be held in the Principal Account and will not be distributed until the following Distribution Date. The distribution to Unit Holders as of each Record Date will be made on the following Distribution Date or shortly thereafter and shall consist of an amount substantially equal to one-twelfth of such Unit Holder's pro rata share of the estimated annual income to the Interest Account during the ensuing twelve months after deducting estimated expenses (the "Monthly Interest Distribution") plus such Unit Holder's pro rata share of the cash balance in the Principal Account computed as of the close of business on the preceding Record Date. Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the second Distribution Date following their purchase of Units. No distribution need be made from the Principal Account if the balance therein is less than an amount sufficient to distribute $.001 per Unit. The Monthly Interest Distribution per 1,000 Units will be in the amount shown under

"Summary of Essential Information" and will change as the income and expenses of the Trust change and as Securities are exchanged, redeemed, mature or sold.

            Normally, interest payments on the Securities in the Portfolio of the Trust which pay interest are made on a semi-annual basis. Further, because interest payments on the Securities which pay interest are not received by the Trust at a constant rate throughout the year, any Monthly Interest Distribution may be more or less than the amount credited to the Interest Account as of a Record Date. In order to eliminate these fluctuations, the Trustee is required under the Indenture to advance such amounts as may be necessary to provide Monthly Interest Distributions of equal amounts. The Trustee will be reimbursed, without interest, for any such advances from funds available in the Interest Account on the next pursuing Record Date or Record Dates, as the case may be. Funds which are available for future distributions, payments of expenses and redemptions are in accounts which are non-interest bearing to Unit Holders and are available for use by the Trustee, pursuant to normal banking procedures. In addition, because of varying interest payment dates of the Securities comprising the Trust's Portfolio, accrued interest at any point in time will be greater than the amount of interest actually received by the Trust and distributed to Unit Holders. This excess accrued but undistributed interest amount (the "accrued interest carryover") will be added to the value of the Units on any purchase after the initial Date of Deposit. If a Unit Holder sells or redeems all or a portion of his Units, a portion of his sale proceeds will be allocable to his proportionate share of the accrued interest carryover. Similarly, if a Unit Holder redeems all or a portion of his Units, the Redemption Price per Unit which he is entitled to receive from the Trustee will also include his accrued interest carryover on the Securities.

            The Trust has been structured so that a positive cash balance in the Interest Account will be available to pay the current expenses and charges of each Trust. Therefore, it is not anticipated that the Trustee will have to sell Securities to pay such expenses. The Trustee, when making interest distributions, will have previously deducted from the Interest Account the expenses and charges mentioned above, and thus will distribute on each Distribution Date an amount which will be less than the interest accrued on the Securities to each Unit Holder on or immediately prior to such Distribution Date by amounts equal to the current expenses and charges of the Trust.

Reports to Unit Holders

            With each distribution from the Interest Account or Principal Account of the Trust, the Trustee will furnish to the

Unit Holders, a statement of the amount being distributed, expressed in each case as a dollar amount per 1,000 Units. In the event that the Issuer of any of the Securities fails to make payment when due of any interest or principal and such failure results in a change in the amount which would otherwise be distributed as a periodic distribution, the Trustee will, with the first such distribution following such failure, set forth in an accompanying statement, the Issuer and the Securities, the amount of the reduction in the distribution per Unit resulting from such failure, the percentage of the aggregate face amount of Securities which such Security represents and, to the extent then determined, information regarding any disposition or legal action with respect to such Security. Within a reasonable period of time after the end of each calendar year, but in no event later than February 15, the Trustee will furnish to each person who at any time during such calendar year was a Unit Holder of record a statement setting forth:

            As to the Interest Account: the amount of interest received on the Securities and amounts representing penalties for the failure to make timely payments on any of the Securities or liquidated damages for default or breach of any condition or terms of any of the Securities (or any instrument underlying any of the Securities); the amount paid from the Interest Account upon the redemption of Units; the amounts paid from the Interest Account for purchase of replacement Securities, in the event that the purchase of any Securities deposited in the Trust was not consummated; the deductions from the Interest Account for applicable taxes, and fees and expenses of the Sponsor, the Trustee, the Evaluator and counsel; any other amounts credited to or deducted from the Interest Account; and the net amount remaining after such payments and deductions expressed both as a total dollar amount and as a dollar amount per 1,000 Units outstanding on the last business day of such calendar year.

            As to the Principal Account: the dates of the sale, maturity, liquidation or redemption of any of the Securities and the net proceeds received therefrom and from the prepayment of principal of the Securities, excluding any portion credited to the Interest Account; the amount paid from the Principal Account representing Units which were redeemed the amounts paid from the Principal Account for purchase of replacement Securities, in the event that the purchase of any Security deposited in the Trust was not consummated; if amounts in the Interest Account were insufficient, the deductions from the Principal Account, if any, for payment of applicable taxes, fees and expenses of the Sponsor, the Trustee, the Evaluator and counsel; if amounts in the Interest Account were insufficient, the deductions from the Principal Account for any other amounts credited to or deducted from the Interest Account; and the net amount remaining after such payments and deductions expressed both as a total dollar amount and as a dollar amount per 1,000 Units outstanding on the last business day of such calendar year.

            The following information: a list of the Securities as of the last business day of such calendar year; the number of Units outstanding on the last business day of such calendar year; the Redemption Price per 1,000 Units based on the last Trust evaluation made during such calendar year; and the amounts actually distributed during such calendar year from the Interest and Principal Accounts, separately stated, expressed both as total dollar amounts and as dollar amounts per 1,000 Units outstanding on the Record Dates for such distributions.

            In order to comply with tax reporting requirements, the Trustee will furnish to Unit Holders, upon request, evaluations of the Securities as determined by the Evaluator. The accounts of the Trust shall be audited not less frequently than annually by independent certified public accountants designated by the Sponsor, and the report of such accountants will be furnished by the Trustee to Unit Holders upon request.

                                 SPONSOR

            Dean Witter Reynolds Inc. ("Dean Witter") is a corporation organized under the laws of the State of Delaware and is a principal operating subsidiary of Dean Witter, Discover & Co. ("DWDC"), a publicly-held corporation. Dean Witter is a financial services company that provides to its individual, corporate, and institutional clients services as a broker in securities and commodities, a dealer in corporate, municipal, and government securities, an investment banker, an investment adviser, and an agent in the sale of life insurance and various other products and services. Dean Witter is a member firm of the New York Stock Exchange, the American Stock Exchange, the Chicago Board Options Exchange, other major securities exchanges and the National Association of Securities Dealers, and is a clearing member of the Chicago Board of Trade, the Chicago Mercantile Exchange, the Commodity Exchange Inc., and other major commodities exchanges. Dean Witter is currently servicing its clients through a network of approximately 375 domestic and international offices with approximately 7,500 account executives servicing individual and institutional client accounts.

Limitations on Liability

            The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Indenture, but will be under no liability to Unit Holders for taking any action or refraining from taking any action in good faith or for errors in judgment or liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities, except in case of its own willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties. (See: "Sponsor -- Responsibility".)

Responsibility

            The Trust is not a managed registered investment company. Securities will not be sold by the Trustee to take advantage of ordinary market fluctuations.

            Although the Sponsor and the Trustee do not presently intend to dispose of Securities, the Indenture permits the Sponsor to direct the Trustee to dispose of Securities in the Trust for purposes of redeeming tendered Units and to pay Trust expenses.

            Any remaining proceeds resulting from the disposition of any Security in the Trust will be distributed as set forth under "Administration of the Trust" to the extent such remaining proceeds are not needed to redeem Units or pay Trust expenses.

Resignation

            If at any time the Sponsor shall resign under the Indenture or shall fail to perform or be incapable of performing its duties thereunder or shall become bankrupt or if its affairs are taken over by public authorities, the Indenture directs that, if upon such action by the Sponsor there would be no Sponsor then acting, the Trustee shall either (1) appoint a successor Sponsor or Sponsors at rates of compensation deemed reasonable by the Trustee not exceeding amounts prescribed by the Securities and Exchange Commission, or (2) terminate the Trust. The Trustee will promptly notify Unit Holders of any such action.

                                 TRUSTEE

            The Trustee in The Chase Manhattan Bank (National Association), a national banking association with its principal executive office located at 1 Chase Manhattan Plaza, New York, New York 10081 and its unit investment trust office at 770 Broadway, New York, New York 10003. The Trustee is subject to supervision by the Comptroller of the Currency, the Federal

Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System. In connection with the storage and handling of certain Securities deposited in the Trust, the Trustee may use the services of the Depository Trust Company. These services may include safekeeping of the Securities and coupon-clipping, computer book-entry transfer and institutional delivery services. The Depository Trust Company is a limited purpose trust company organized under the Banking Law of the State of New York, a member of the Federal Reserve System and a clearing agency registered under the Securities Exchange Act of 1934.

Limitations on Liability

            The Trustee shall not be liable or responsible in any way for depreciation or loss incurred by reason of the disposition of any moneys, Securities or Certificates or in respect of any evaluation or for any action taken in good faith reliance on prima facie properly executed documents except in cases of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties. In addition, the Indenture provides that the Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Trust which the Trustee may be required to pay under current or future laws of the United States or any other authority having jurisdiction.

Responsibility

            For information relating to the responsibilities of the Trustee under the Indenture, reference is made to the material set forth under "Distribution", "Rights of Unit
Holders" and "Sponsor -- Resignation".

Resignation

            By executing an instrument in writing and filing the same with the Sponsor and mailing a copy of a notice of resignation to all Unit Holders then of record, the Trustee and any successor may resign. In such an event the Sponsor is obligated to appoint a successor trustee as soon as possible.
If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. The Sponsor may also remove the Trustee in the event that the Sponsor determines that the Trustee has materially failed to perform its duties under the Indenture and the interest of Unit Holders has been substantially impaired as a result, and such failure has continued for a period of sixty days following the Trustee's receipt of notice of such determination by the Sponsor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor trustee. If upon resignation of a trustee no successor has been appointed or, if appointed, has not accepted the appointment within thirty days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

                                 EVALUATOR

            The Evaluator is Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc., with main offices located at 65 Broadway, New York, New York 10006.

Limitations on Liability

            The Trustee, Sponsor and Unit Holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it. The
Evaluator shall be under no liability to the Trustee, the Sponsor, or Unit Holders for errors in judgment, except in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Responsibility

            The Indenture requires the Evaluator to evaluate the Securities in the Trust on the basis of their bid prices on the last business day of June and December in each year, on the day on which any Unit is tendered for redemption and on any other day such evaluation is desired by the Trustee or is requested by the Sponsor. For information relating to the responsibility of the Evaluator to evaluate the Securities on the basis of their bid prices, see: "Public Offering of Units -- Public Offering Price".

Resignation

            The Evaluator may resign or may be removed by the Sponsor, and in such event the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by a successor evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

                AMENDMENT AND TERMINATION OF THE INDENTURE

Amendment

            The Indenture may be amended from time to time by the parties thereto without the consent of any of the Unit Holders when such an amendment is made (1) to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent with any other provision contained therein, (2) to change any provision as required by the Securities and Exchange Commission, or (3) to make such other provisions as shall not adversely affect the interests of the Unit Holders; provided, that the Indenture may also be amended by the Sponsor and the Trustee (or the performance of any of the provisions of the Indenture may be waived) with the consent of Unit Holders owning 51% of the Units of the Trust at the time outstanding for the purposes of adding any provisions to or changing in any manner or eliminating any of the provisions of the Indenture or of modifying in any manner the rights of Unit Holders. In no event, however, shall the Indenture be amended to increase the number of Units issuable thereunder or to permit the deposit or acquisition of securities or other property either in addition to or in substitution for any of the Securities initially deposited in the Trust, except as initially provided in the Indenture or to provide the Trustee with the power to engage in business or investment activities not specifically authorized in the Indenture as originally adopted or so as to adversely affect the characterization of the Trust as a grantor trust for federal income tax purposes.
In the event of any amendment, the Trustee is obligated to notify all Unit Holders promptly regarding the substance of such amendment.

Termination

            The Trust may be terminated at any time by the consent of the holders of 51% of the Units or upon the maturity, redemption, payment, sale or other disposition, as the case may be, of the last Security held in the Trust. However, in no event may the Trust continue beyond the Mandatory Termination Date set forth under "Summary of Essential Information". In the event of termination, written notice thereof will be sent by the Trustee to all Unit Holders. Within a reasonable period after termination, the Trustee will sell any Securities remaining in the terminated Trust and, after paying all expenses and charges incurred by the Trust, will distribute to each Unit Holder, upon surrender for cancellation of his Certificate for Units, his pro rata share of the balances remaining in the Interest and Principal Accounts. The sale of Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. For this reason, among others, the amount realized by a Unit Holder upon termination may be less than the principal amount of Securities represented by the Units held by such Unit Holder.

                              LEGAL OPINIONS

            Certain legal matters in connection with the Units offered hereby have been passed upon by Cahill Gordon &
Reindel, a partnership including a professional corporation, 80
Pine Street, New York, New York 10005, as special counsel for the Sponsor.

                                 AUDITORS

            The financial statements of the Trust included in this Prospectus have been examined by Deloitte & Touche LLP, certified public accountants, as stated in their report appearing herein, and are included in reliance upon such report given upon the authority of that firm as experts in accounting and auditing.

                          DESCRIPTION OF RATING<F32>

            A Standard & Poor's Corporation rating on the units of an investment trust (hereinafter referred to collectively as "units" and "fund") is a current assessment of creditworthiness with respect to the investments held by such fund. This assessment takes into consideration the financial capacity of the issuers and of any guarantors, insurers, lessees, or mortgagors with respect to such investments. The assessment, however, does not take into account the extent to which fund expenses or portfolio asset sales for less than the fund's purchase price will reduce payment to the Unit Holder of the interest and principal required to be paid on the portfolio assets. In addition, the rating is not a recommendation to purchase, sell, or hold units, inasmuch as the rating does not comment as to market price of the units or suitability for a particular investor.

            Funds rated "AAA" are composed exclusively of assets
that are rated "AAA" by Standard & Poor's and/or certain
short-term investments.  Standard & Poor's defines its AAA
rating for such assets as the highest rating assigned by
Standard & Poor's to a debt obligation.  Capacity to pay
interest and repay principal is very strong.
___________________
<F32> As described by Standard & Poor's Corporation.

<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT



THE UNIT HOLDERS, SPONSOR AND TRUSTEE
DEAN WITTER SELECT GOVERNMENT TRUST
U.S. TREASURY SERIES 5


We have audited the statement of financial condition and schedule of portfolio securities of the Dean Witter Select Government Trust U.S. Treasury Series 5 as of May 31, 1995, and the related statements of operations and changes in net assets for the years ended May 31, 1995 and 1994 and for the period from June 29, 1992 (date of initial deposit) to May 31, 1993. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1995 as shown in the statement of financial condition and schedule of portfolio securities by correspondence with The Chase Manhattan Bank, N.A. (formerly United States Trust Company of New York), the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Dean Witter Select Government Trust U.S. Treasury Series 5 as of May 31, 1995, and the results of its operations and the changes in its net assets for the years ended
May 31, 1995 and 1994 and for the period from June 29, 1992 (date of initial deposit) to May 31, 1993, in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP



September 8, 1995
New York, New York







                                    F-1
</AUDIT-REPORT>

                       STATEMENT OF FINANCIAL CONDITION

                     DEAN WITTER SELECT GOVERNMENT TRUST
                            U.S. TREASURY SERIES 5

                                 May 31, 1995


                                TRUST PROPERTY

Investments in securities at market value
  (amortized cost $17,548,121) (Note (a) and
  Schedule of Portfolio Securities Notes (2) and (3))            $17,379,072

Accrued interest receivable                                          160,700

Cash                                                                 197,560

           Total                                                  17,737,332

                           LIABILITY AND NET ASSETS

Less Liability:

   Accrued Trust fees and expenses                                       305


Net Assets:

   Balance applicable to 16,949,750 Units of fractional undivided interest outstanding (Note (c)):

      Capital, less net unrealized market
        depreciation of $169,049                  $17,379,072

      Undistributed principal and net
        investment income (Note (b))                  357,955


           Net assets                                            $17,737,027

Net asset value per Unit ($17,737,027 divided
  by 16,949,750 Units)                                           $    1.0464




                      See notes to financial statements

                           STATEMENTS OF OPERATIONS

                     DEAN WITTER SELECT GOVERNMENT TRUST
                            U.S. TREASURY SERIES 5



                                                       For the period from
                               For the years ended        June 29, 1992
                                     May 31,        (date of initial deposit)
                               1995         1994         to May 31, 1993


Investment income -
  interest                  $1,294,296   $1,347,883        $1,054,843

Less Expenses:

   Trust fees and
     expenses                   27,324       32,740            17,309

           Total expenses       27,324       32,740            17,309

           Investment
             income - net    1,266,972    1,315,143         1,037,534

Net gain (loss) on
  investments:

   Realized (loss) gain
     on securities sold
     or redeemed               (66,497)      48,118              -

   Net unrealized market
     appreciation
     depreciation              567,375   (1,230,862)          494,438

           Net gain
             (loss) on
             investments       500,878   (1,182,744)          494,438

Net increase in net
  assets resulting from
  operations                $1,767,850   $  132,399        $1,531,972




                      See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS

                     DEAN WITTER SELECT GOVERNMENT TRUST
                            U.S. TREASURY SERIES 5

                                                       For the period from
                               For the years ended        June 29, 1992
                                     May 31,        (date of initial deposit)
                               1995         1994        to May 31, 1993

Operations:

   Investment income -
     net                    $ 1,266,972   $ 1,315,143      $ 1,037,534

   Realized (loss) gain
     on securities sold
     or redeemed                (66,497)       48,118             -

   Net unrealized market
     appreciation (depre-
     ciation                    567,375    (1,230,862)         494,438

           Net increase
             in net assets
             resulting
             from oper-
             ations           1,767,850       132,399        1,531,972

Less Distributions to
  Unit Holders:

   Investment income - net   (1,191,070)   (1,262,500)        (554,484)

           Total distri-
             butions         (1,191,070)   (1,262,500)        (554,484)

Less Capital Share
  Transactions:

   Creation of 1,500,000
     Units and 17,500,000
     Units, respectively          -         1,594,437       17,875,244

   Redemption of 1,200,250
     Units and 1,350,000
     Units, respectively    (1,167,960)    (1,438,339)            -

   Accrued income on
     redemptions               (21,593)       (23,736)            -

           Total capital
             share trans-
             actions        (1,189,553)       132,362       17,875,244

Net (decrease) increase
  in net assets               (612,773)      (997,739)      18,852,732

Net assets:

   Beginning of period
     (Note (c))             18,349,800     19,347,539          494,807

   End of period
     (including undistri-
     buted principal
     and net investment
     income of $357,955,
     $371,718 and 417,389,
     respectively)         $17,737,027    $18,349,800      $19,347,539

                      See notes to financial statements
                                     F-4

                       NOTES TO FINANCIAL STATEMENTS

                    DEAN WITTER SELECT GOVERNMENT TRUST
                           U.S. TREASURY SERIES 5

                                May 31, 1995



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of initial deposit (June 29, 1992) represents the cost of investments to the Trust based on the offering side evaluations as of this day. The cost of investments purchased subsequent to the date of initial deposit is based on the offering side evaluations as of the date of purchase.

(3) Income Taxes

    The Trust is a Grantor Trust and is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays annual Trustee's fees, estimated expenses, Evaluator's fees and Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges
- Fees" and "- Other Charges" in this Prospectus.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution from the Interest and Principal Account" in this Prospectus.
                                    F-5

                       NOTES TO FINANCIAL STATEMENTS

                    DEAN WITTER SELECT GOVERNMENT TRUST
                           U.S. TREASURY SERIES 5

                                May 31, 1995



(c) ORIGINAL COST TO INVESTORS

    The cost to investors represents the aggregate initial public offering price as of the date of initial deposit (June 29, 1992) exclusive of accrued interest, computed on the basis set forth under "Public
Offering of Units - Public Offering Price" in this Prospectus.

    A reconciliation of the cost of Units to investors to the net amount applicable to investors as of May 31, 1995 follows:

       Cost of 500,000 Units at initial Date of Deposit         $   506,197
       Less:  Gross underwriting commissions (sales charge)         (11,390)
       Net cost to investors at initial deposit                     494,807
       Cost to investors of Units created during deposit
         period                                                  19,469,681
       Cost of Securities sold or redeemed                       (2,624,025)
       Net unrealized market depreciation                          (169,049)
       Accumulated interest accretion                               207,658
       Net amount applicable to investors                       $17,379,072

d)  OTHER INFORMATION

    Selected data for a Unit of the Trust during each period:

                                                     For the period from
                             For the years ended        June 29, 1992
                                   May 31,        (date of initial deposit)
                             1995           1994      to May 31, 1993

       Net investment
         income distri-
         butions during
         period               $ .0671      $ .0671        $ .0395

       Net asset value
         at end of period     $1.0464      $1.0110        $1.0749

       Trust Units out-
         standing at end
         of period         16,949,750   18,150,000     18,000,000

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                 DEAN WITTER SELECT GOVERNMENT TRUST
                                        U.S. TREASURY SERIES 5

                                             May 31, 1995



Port-
folio                                           Face     Coupon   Maturity    Market
 No.   Title of Securities Contracted for<F2>   Amount     Rate      Date   Value<F3><F4>
 1.    U.S. Treasury Note                  $ 3,390,000    7.125%  10/15/98 $ 3,512,006

 2.    U.S. Treasury Note                    3,390,000    7.000   04/15/99   3,504,785

 3.    U.S. Treasury Note                    3,390,000    8.500   02/15/00   3,726,051

 4.    U.S. Treasury Note                    3,390,000    8.000   05/15/01   3,704,965

 5.    U.S. Treasury Note                    1,695,000    7.500   05/15/02   1,821,345

 6.    U.S. Treasury Security Stripped
       Interest Payment                      1,695,000    0.000   05/15/02   1,109,920

                                           $16,950,000                     $17,379,072

<F2> None of the Securities is redeemable by operation of optional call provisions.

<F3> The market value of the Securities as of May 31, 1995 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

<F4> At May 31, 1995, the net unrealized market depreciation of Securities was comprised of the following:

    Gross unrealized market appreciation           $  52,193

    Gross unrealized market depreciation            (221,242)

    Net unrealized market depreciation             $ 169,049

    The amortized cost of the Securities to the Trust for Federal income tax purposes was $17,548,121 at May 31, 1995.













                                                 F-7

                    CONTENTS OF REGISTRATION STATEMENT


            This registration statement comprises the following documents:

            The facing sheet.

            The Cross Reference Sheet.

            The Prospectus.

            The signatures.

            Consents of the Evaluator, Independent Auditors and Standard & Poor's Ratings Services;
            all other consents were previously filed.

            The following exhibits:

            23.   1a.   Consent of Kenny S&P Evaluation Services,
                        a division of J.J. Kenny Co., Inc.

                  1b.   Consent of Independent Auditors.

                  1d.   Consent of Standard & Poor's Ratings
                        Services, a division of The McGraw-Hill
                        Companies, Inc.

            27.         Financial Data Schedule.

                            CONSENT OF COUNSEL


            The consent of Counsel to the use of its name in the prospectus included in this Registration Statement is contained in its opinion filed as Exhibit 3. to this Registration
Statement.

                                SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, the registrant, Dean Witter Select Government Trust, U.S. Treasury Series 5, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in The City of New York and State of New York on the 28th day of September, 1995.

                        DEAN WITTER SELECT GOVERNMENT TRUST,
                        U.S. TREASURY SERIES 5
                                  (Registrant)

                        By:  DEAN WITTER REYNOLDS INC.
                                       (Depositor)

                                    Thomas Hines
                                    Thomas Hines
                                    Authorized Signatory

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed on behalf of Dean Witter Reynolds
Inc., the Depositor, by the following person in the following capacities and by the following persons who constitute a majority of the Depositor's Board of Directors in The City of New York and State of New York on this 28th day of September, 1995.

                                          DEAN WITTER REYNOLDS INC.

Name                          Office

Philip J. Purcell             Chairman and Chief)
                              Executive Officer )
                              and Director<F33> )

                                                 By: Thomas Hines
                                                     Thomas Hines
                                                     Attorney-in-fact<F33>

___________________
<F33> Executed copies of the Powers of Attorney have been filed with the
      Securities and Exchange Commission in connection with the Registration Statement on Form S-6 for File No. 33-56389.

Name                          Office

Richard M. DeMartini          Director<F33>

Nancy S. Donovan              Director<F33>

Robert J. Dwyer               Director<F33>

Christine A. Edwards          Director<F33>

James F. Higgins              Director<F33>

Stephen R. Miller             Director<F33>

Richard F. Powers             Director<F33>

Philip J. Purcell             Director<F33>








___________________
<F33> Executed copies of the Powers of Attorney have been filed with the
      Securities and Exchange Commission in connection with the Registration Statement on Form S-6 for File No. 33-56389.